Note 13 - Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2014
Note 13 - Subsequent Events (Tables) [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Current assets	$3,851
Property and equipment	8,176
Goodwill	14,671
Other intangible assets	17,340
Total assets acquired	$44,038
Current liabilities	$1,223
Deferred income taxes	8,556
Other liabilities	1,015
Total liabilites assumed	$10,794
Net assets acquired	$33,244
Current assets	$49,619
Property and equipment	73,204
Goodwill	131,455
Other intangible assets	105,600
Other assets	1,459
Total assets acquired	$361,337
Current liabilities	$23,081
Capital lease obligations	4,895
Deferred income taxes	52,602
Total liabilites assumed	$80,578
Net assets acquired	$280,759

Nabors Industries, Ltd. [Member]
Note 13 - Subsequent Events (Tables) [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Accounts Receivable	$262,973
Inventory	35,491
Other current assets	8,857
Property, plant and equipment	1,024,622
Goodwill	444,162
Other intangible assets	28,300
Other assets	11,171
Total assets acquired	1,815,576
Accounts Payable	(195,913)
Other current liabilities	(23,813)
Deferred income taxes	(187,515)
Total liabilites assumed	(407,241)
Net assets acquired	$1,408,335